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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

Freedom 100 Emerging Markets ETF

Semi-Annual Report

March 31, 2024

FREEDOM 100 EMERGING MARKETS ETF

i

FREEDOM 100 EMERGING MARKETS ETF

Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% of Net Assets
Information Technology	32.9%(1)
Financials	23.0%
Materials	8.8%
Industrials	8.8%
Consumer Discretionary	8.3%
Consumer Staples	6.8%
Communication Services	4.9%
Health Care	2.0%
Energy	1.8%
Utilities	1.3%
Real Estate	0.6%
Money Market Funds	0.4%
Investments Purchased with Proceeds from Securities Lending	0.4%
Other Assets in Excess of Liabilities(2)	0.0%(3)
Total	100.0%

1	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various subclassifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
2	Cash, cash equivalents and other assets in excess of liabilities.
3	Represents less than 0.05% of net assets.

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Brazil - 4.1%
B3 SA - Brasil Bolsa Balcao	1,307,477	$3,128,310
Banco Santander Brasil SA - ADR	951,767	5,444,107
Localiza Rent a Car SA	198,906	2,180,455
Raia Drogasil SA	317,167	1,737,797
Rede D'Or Sao Luiz SA(a)	213,195	1,074,604
Suzano SA	180,951	2,308,339
Vale SA	1,129,599	13,747,801
WEG SA	379,361	2,897,739
		32,519,152

Chile - 18.1%
Banco de Chile	179,608,094	19,981,509
Banco de Credito e Inversiones SA	414,055	11,837,142
Cencosud SA	5,449,221	9,454,949
Cia Cervecerias Unidas SA - ADR(b)	271,199	3,251,676
Cia Sud Americana de Vapores SA	59,751,530	4,494,614
Colbun SA	30,926,268	4,007,154
Empresas CMPC SA	5,008,026	10,176,858
Empresas Copec SA	1,879,060	13,499,804
Falabella SA(c)	5,378,081	14,123,521
Latam Airlines Group SA(c)	1,611,091,695	20,077,599
Sociedad Quimica y Minera de Chile SA - ADR(b)	673,506	33,109,555
		144,014,381

Indonesia - 2.9%
Adaro Energy Indonesia Tbk PT	5,629,400	958,649
Bank Central Asia Tbk PT	22,860,602	14,526,684
Barito Pacific Tbk PT	13,581,606	809,500
Charoen Pokphand Indonesia Tbk PT	3,126,971	1,035,421
GoTo Gojek Tokopedia Tbk PT(c)	326,912,539	1,422,704
Indah Kiat Pulp & Paper Tbk PT	992,179	599,187
Kalbe Farma Tbk PT	7,772,250	723,057
Merdeka Copper Gold Tbk PT(c)	5,567,374	800,606
Sarana Menara Nusantara Tbk PT	8,216,564	445,679
Sumber Alfaria Trijaya Tbk PT	8,123,036	1,490,888
		22,812,375

Malaysia - 3.2%
Celcomdigi Bhd	2,359,189	2,098,497
Hong Leong Bank Bhd	446,145	1,824,924
IOI Corp. Bhd	1,932,923	1,613,151
Kuala Lumpur Kepong Bhd	368,282	1,735,198
Maxis Bhd	1,728,216	1,230,528
PPB Group Bhd	493,309	1,625,950
Press Metal Aluminium Holdings Bhd	2,843,177	2,799,325

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Malaysia - 3.2% (Continued)
Public Bank Bhd	10,609,098	$9,436,785
YTL Corp. Bhd	2,802,621	1,545,497
YTL Power International Bhd	1,639,209	1,309,151
		25,219,006

Mexico - 2.4%
America Movil SAB de CV(c)	2,322,060	2,178,961
Arca Continental SAB de CV	111,198	1,215,556
Cemex SAB de CV - ADR(c)	200,980	1,810,830
Fomento Economico Mexicano SAB de CV - ADR	27,078	3,527,451
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,331	742,843
Grupo Bimbo SAB de CV - Class A	184,505	873,442
Grupo Carso SAB de CV - Class A1	71,480	641,426
Grupo Elektra SAB DE CV	6,891	476,689
Grupo Financiero Banorte SAB de CV	390,323	4,147,762
Grupo Financiero Inbursa SAB de CV(c)	244,441	750,916
Grupo Mexico SAB de CV - Class B	440,260	2,603,240
		18,969,116

Philippines - 1.5%
Ayala Corp.	80,804	919,942
Ayala Land, Inc.	1,860,403	1,067,295
Bank of the Philippine Islands	641,008	1,346,670
BDO Unibank, Inc.	523,992	1,440,127
International Container Terminal Services, Inc.	256,431	1,450,593
Jollibee Foods Corp.	116,113	521,749
Manila Electric Co.	75,614	480,196
SM Investments Corp.	144,669	2,501,437
SM Prime Holdings, Inc.	2,582,300	1,502,112
Universal Robina Corp.	232,549	435,603
		11,665,724

Poland - 14.0%
Alior Bank SA(c)	318,572	7,811,367
Allegro.eu SA(a)(c)	1,642,036	13,601,072
Bank Polska Kasa Opieki SA	723,013	32,916,884
CCC SA(c)	169,422	3,029,347
CD Projekt SA	238,130	6,969,280
Cyfrowy Polsat SA(c)	878,021	2,360,851
Dino Polska SA(a)(c)	177,803	17,258,149
Grupa Kety SA	34,971	6,653,972
KRUK SA	60,366	6,695,075
LPP SA	3,702	14,180,357
		111,476,354

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Republic of Korea - 18.3%
Celltrion, Inc.	39,190	$5,350,508
Hyundai Motor Co.	50,790	8,941,303
Kia Corp.	91,183	7,585,884
LG Chem Ltd.	20,255	6,620,019
NAVER Corp.	53,857	7,484,973
POSCO Holdings, Inc. - ADR	122,947	9,641,504
Samsung Biologics Co. Ltd.(a)(c)	6,674	4,129,576
Samsung Electronics Co. Ltd.	1,042,428	62,565,038
Samsung SDI Co. Ltd.	23,417	8,305,751
SK Hynix, Inc.	196,833	26,054,329
		146,678,885

South Africa - 5.5%
Absa Group Ltd.	382,519	2,991,686
Anglogold Ashanti PLC	191,328	4,247,482
Capitec Bank Holdings Ltd.	48,421	5,357,986
FirstRand Ltd.	2,442,041	7,959,197
Gold Fields Ltd. - ADR	382,074	6,071,156
MTN Group Ltd.	812,289	4,020,273
Sanlam Ltd.	767,777	2,812,885
Sasol Ltd. - ADR(b)	281,396	2,197,703
Shoprite Holdings Ltd.	205,300	2,682,124
Standard Bank Group Ltd.	607,831	5,944,806
		40,037,816

Taiwan - 24.9%
Cathay Financial Holding Co. Ltd.	4,506,934	6,794,868
Chunghwa Telecom Co. Ltd.	2,243,293	8,796,953
CTBC Financial Holding Co. Ltd.	8,796,630	8,905,614
Delta Electronics, Inc.	1,380,373	14,772,689
Fubon Financial Holding Co. Ltd.	3,719,885	8,054,995
Hon Hai Precision Industry Co. Ltd.	7,112,901	34,560,472
MediaTek, Inc.	739,783	26,814,201
Quanta Computer, Inc.	1,255,025	10,980,268
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	507,383	69,029,456
United Microelectronics Corp. - ADR	1,198,474	9,695,655
		198,405,171

Thailand - 3.1%
Advanced Info Service PCL	405,979	2,269,811
Bangkok Bank PCL	733,545	2,794,457
Bangkok Dusit Medical Services PCL	4,277,020	3,311,431
Bumrungrad Hospital PCL	242,889	1,484,460
Central Pattana PCL	1,272,297	2,188,054
Central Retail Corp. PCL(a)	1,433,544	1,414,391
The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2024 (Unaudited)

COMMON STOCKS - 98.0% (CONTINUED)	Shares	Value
Thailand - 3.1% (Continued)
CP ALL PCL	3,477,222	$5,193,795
Gulf Energy Development PCL	1,942,007	2,328,546
Intouch Holdings PCL	327,447	616,978
Kasikornbank PCL	921,981	3,133,282
		24,735,205
TOTAL COMMON STOCKS (Cost $702,664,023)		780,780,667

PREFERRED STOCKS - 1.2%
Brazil - 1.2%
Banco Bradesco SA	381,274	1,090,444
Itau Unibanco Holding SA	1,164,860	8,072,479
TOTAL PREFERRED STOCKS (Cost $7,872,083)		9,162,923

SHORT-TERM INVESTMENTS - 0.8%
Investments Purchased with Proceeds from Securities Lending - 0.4%
First American Government Obligations Fund - Class X, 5.23%(d)	3,077,000	3,077,000

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23%(d)	3,172,368	3,172,368
TOTAL SHORT-TERM INVESTMENTS (Cost $6,249,368)		6,249,368

TOTAL INVESTMENTS - 100.0% (Cost $716,785,474)		$796,192,958
Other Assets in Excess of Liabilities - 0.0%(e)		85,553
TOTAL NET ASSETS - 100.0%		$796,278,511

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $37,477,792 or 4.7% of the Fund’s net assets.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $2,935,747 which represented 0.4% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (1) (See Note 2)[1]	$796,192,958
Cash	70,269
Foreign currencies, at value	158
Dividends and interest receivable	3,388,064
Securities lending income receivable (See Note 5)	26,601
Total assets	799,678,050
Liabilities:
Due to securities lending agent (See Note 5)	3,077,000
Accrued investment advisory fees (See Note 4)	322,539
Total liabilities	3,399,539
Net Assets	$796,278,511

Net Assets Consist of:
Paid-in capital	$728,474,761
Total distributable earnings (accumulated deficit)	67,803,750
Net Assets:	$796,278,511

Calculation of Net Asset Value Per Share:
Net Assets	$796,278,511
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	23,650,000
Net Asset Value per Share	$33.67

Cost of Investments in Securities	$716,785,474
Cost of Foreign Currency	$141
(1)Includes loaned securities with a value of	$2,935,747

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $1,835,074)	$7,912,355
Securities lending income, net (See Note 5)	265,014
Interest income	56,167
Total investment income	8,233,536

Expenses:
Investment advisory fees (See Note 4)	1,746,701
Net expenses	1,746,701

Net Investment Income (Loss)	6,486,835

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $104)	529,395
Foreign currency	14,829
544,224
Net change in unrealized appreciation (depreciation) on:
Investments	119,894,690
Foreign currency	4,137,349
124,032,039
Net realized and unrealized gain (loss) on investments:	124,576,263
Net Increase (Decrease) in Net Assets Resulting from Operations	$131,063,098

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6,486,835	$13,588,968
Net realized gain (loss) on investments	544,224	(6,636,554)
Net change in unrealized appreciation (depreciation) on investments	124,032,039	17,335,729
Net increase (decrease) in net assets resulting from operations	131,063,098	24,288,143

Distributions to Shareholders:
Distributable earnings	(6,484,835)	(19,049,112)
Total distributions to shareholders	(6,484,835)	(19,049,112)

Capital Share Transactions:
Proceeds from shares sold	112,898,480	418,679,520
Payments for shares redeemed	(50,503,280)	(22,228,200)
Transaction fees (See Note 1)	174,616	857,045
Net increase (decrease) in net assets derived from net change in capital share transactions	62,569,816	397,308,365
Net Increase (Decrease) in Net Assets	187,148,079	402,547,396
Net Assets:
Beginning of period	609,130,432	206,583,036
End of period	$796,278,511	$609,130,432

Changes in Shares Outstanding:
Shares outstanding, beginning of period	21,550,000	8,250,000
Shares sold	3,750,000	14,050,000
Shares repurchased	(1,650,000)	(750,000)
Shares outstanding, end of period	23,650,000	21,550,000

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Six Months Ended March 31, 2024 (Unaudited)	$28.27	0.28	5.39	5.67	(0.28)	-	(0.28)	0.01	$33.67	20.15%	$796,279	0.49%	1.82%	16%
Year Ended September 30, 2023	$25.04	0.94	3.60	4.54	(1.32)	(0.05)	(1.37)	0.06	$28.27	18.42%	$609,130	0.49%	3.18%	15%
Year Ended September 30, 2022	$32.99	1.22	(8.73)	(7.51)	(0.48)	(0.02)	(0.50)	0.06	$25.04	-22.96%	$206,583	0.49%	3.99%	8%
Year Ended September 30, 2021	$25.07	0.82	7.33	8.15	(0.35)	-	(0.35)	0.12	$32.99	32.97%	$100,613	0.49%	2.49%	22%
Year Ended September 30, 2020	$25.33	0.34	(0.31)	0.03	(0.31)	-	(0.31)	0.02	$25.07	0.25%	$20,058	0.49%	1.40%	19%
May 23, 2019 (6) to September 30, 2019	$25.00	0.31	0.19	0.50	(0.20)	-	(0.20)	0.03	$25.33	2.11%	$12,663	0.49%	3.42%	0% (7)

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.
(6) Commencement of operations.
(7) Rounds to less than 0.5%.

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on May 23, 2019. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of the Freedom 100 Emerging Markets Index (the “Index”).

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$780,780,667	$—	$—	$780,780,667
Preferred Stocks	9,162,923	—	—	9,162,923
Investments Purchased with Proceeds from Securities Lending	3,077,000	—	—	3,077,000
Money Market Funds	3,172,368	—	—	3,172,368
Total Investments in Securities	$796,192,958	$—	$—	$796,192,958

Refer to the Schedule of Investments for country classifications.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Fund’s Statement of Operations. During the fiscal period ended March 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on quarterly and from net realized gains on securities for the Fund are declared and paid on annually. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended September 30, 2023, the following table shows the reclassifications made:

Distributable Earnings	Paid-In Capital
$(4,939,186)	$4,939,186

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Investing in Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerge economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Investing in South Korea Risk. The Fund is susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

Investing in Chile Risk. Investments in Chilean issuers involve risks that are specific to Chile, including legal, regulatory, political, currency, environmental and economic risks. Among other things, the Chilean economy is heavily dependent on the export of certain commodities.

Investing in Poland Risk. Investments in Polish issuers may subject the Fund to legal, regulatory, political, currency and economic risk specific to Poland. Among other things, Poland’s economy is still relatively undeveloped and is heavily dependent on relationships with certain key trading partners, including Germany and other European Union (“the EU”) countries. As a result, Poland’s continued growth is dependent on the growth of these economies.

Freedom Investment Strategy Risk. The Fund’s Freedom investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other emerging markets funds that do not have a freedom focus. In addition, the Index Provider may be unsuccessful in creating an index composed only of companies in countries that benefit from significant personal and economic freedoms.

Annual Rebalance Risk. The Index’s components are reconstituted annually. As a result, (i) the Index’s exposure to one or more markets may be affected by significant market movements promptly following the annual reconstitution that are not predictive of those markets’ performance for the subsequent year and (ii) changes to the Index’s market exposure may lag a significant change in one or more market’s direction (up or down) by as long as a year if such changes first take effect promptly following the reconstitution. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader foreign equity markets.

Information Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Quantitative Security Selection Risk. Data for some companies in which the Fund invests or upon which the Fund calculates its allocations may be less available and/or less current than data for companies in other markets. The Index uses a quantitative model to generate investment decisions and its processes and stock selection could be adversely affected if it relies on erroneous or outdated data. In addition, securities selected

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Market Capitalization Risk. To the extent the Fund emphasizes large-, mid- or small-capitalization stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

At a Board meeting held on September 15, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration will be included in this report.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the fiscal period ended March 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
$2,935,747	$3,077,000	0.37%

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the fiscal period was $265,014.

Due to the absence of a master netting agreement related to the Fund's participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$183,578,215	$114,866,634

For the fiscal period ended March 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$33,880,976	$43,834,754

For the fiscal period ended March 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$8,816,320	$9,681,609

There were no purchases or sales of long-term U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2023, were as follows:

Tax cost of Investments	$673,697,533
Gross tax unrealized appreciation	27,255,559
Gross tax unrealized depreciation	(81,000,683)
Net tax unrealized appreciation (depreciation)	(53,745,124)
Undistributed ordinary income	1,711,736
Undistributed long-term gain	-
Total distributable earnings	1,711,736
Other accumulated gain (loss)	(4,741,117)
Total accumulated gain (loss)	$(56,774,505)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended September 30, 2023, the Fund did not defer any qualified late year losses.

At September 30, 2023, the Fund had $2,204,386 in unlimited short-term and $2,536,731 in unlimited long-term capital loss carryforwards.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2024, and fiscal year ended September 30, 2023, were as follows:

Fiscal Period Ended March 31, 2024	Fiscal Year Ended September 30, 2023
Ordinary Income	Ordinary Income	Realized Gain
$6,484,835	$18,598,841	$450,271

NOTE 9 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the Fund a $30 million unsecured credit facility, pursuant to a Loan Agreement(“Agreement”) effective December 13, 2023, expiring on December 11, 2024, for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $30 million, 25% of the gross market value of the Fund or 33.33% of the unencumbered assets of the Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Fund on outstanding borrowings is equal to the lender’s prime rate. As of March 31, 2024, the prime rate was 8.50%. For the fiscal period ended March 31, 2024, the Fund did not utilize the credit facility; therefore, no interest was accrued.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements.

FREEDOM 100 EMERGING MARKETS ETF

EXPENSE EXAMPLE March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period
Actual[1]	0.49%	$1,000.00	$1,201.50	$2.70
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.55	2.48

1. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

FREEDOM 100 EMERGING MARKETS ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated certain representatives of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2024. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

FREEDOM 100 EMERGING MARKETS ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 51.87%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2023, for the Fund was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Fund designates the following amounts as foreign taxes paid for the period ended March 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
$4,070,129	$0.188869	100%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

FREEDOM 100 EMERGING MARKETS ETF
MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	52	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	52	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	52	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	52	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

FREEDOM 100 EMERGING MARKETS ETF
MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

FREEDOM 100 EMERGING MARKETS ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in person on September 15, 2023, to consider the approval of Advisory Agreement between the Trust, on behalf of the Freedom 100 Emerging Markets ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Index Provider Agreement between the Adviser and Life + Liberty Indexes (the “Index Provider”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Index Provider relevant to the Board’s consideration of whether to approve the Advisory Agreement and Index Provider Agreement. In connection with considering approval of both the Advisory Agreement and Index Provider Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Index Provider Agreement, the Board considered and reviewed information provided by the Adviser and Index Provider, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Index Provider Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:
Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to FRDM. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and FRDM, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to FRDM, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.
Performance. The Board considered the relative performance information for FRDM. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for FRDM. Peer performance information was provided in quartiles, ranging from quartile one (the worst performing) to quartile four (the best performing).
The Board considered FRDM’s performance against its index, the Life + Liberty Freedom 100 Emerging Markets Index. It was noted that FRDM performed in line with its index for the one year period ended June 30, 2023, whereby the Fund realized a return of 17.58% and the index returned 17.91%. The Board also considered FRDM’s performance during other periods. The Board also considered FRDM’s performance for other periods, noting that FRDM performed in line with its index.
Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for FRDM, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were several comparable funds available for comparison, finding that the fees charged by FRDM are within a reasonable range as compared to the peers.
FRDM’s expense ratios (gross and net fees) were above the average expense ratios (gross and net) of its ETF peers but below the average expense ratios (gross and net) of its mutual fund peers. FRDM’s management fee was above the average management fee charged by its ETF peers but below the average management fee charged by its mutual fund peers.
Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to FRDM. The Adviser’s potential level of profitability was discussed, as well as the current levels of compensation paid to the Adviser’s personnel versus the market. A discussion ensued regarding the Adviser’s potential profitability in light of its fixed and variable costs. The Board reviewed estimated profit and loss information provided by the Adviser with respect to FRDM, and the costs associated with the personnel, systems and equipment necessary to manage FRDM and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser

FREEDOM 100 EMERGING MARKETS ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
agreed to pay all expenses incurred by FRDM except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.
Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so.
Economies of Scale. The Board also considered whether economies of scale would be realized by FRDM as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fee for FRDM does not include breakpoints, but concluded that it was still premature to meaningfully evaluate potential economies of scale.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement, including the compensation payable under the Agreement.

FREEDOM 100 EMERGING MARKETS ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://www.freedometfs.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.freedometfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.freedometfs.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and non-affiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Index Provider
Solactive AG
Platz der Einheit 1
Frankfurt, Germany 60327

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Freedom 100 Emerging Markets ETF
Symbol – FRDM
CUSIP – 02072L607

This material must be preceded or accompanied by a prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Principal Financial Officer

Date:	June 3, 2024